OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2014
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2014	2013	2012
Mark-to-market adjustment for interest rate swap derivatives (see note 35)	(28,996)	56,461	1,223
Interest rate swap cash settlements (see note 35)	(20,424)	(10,626)	(12,258)
Mark-to-market adjustment for equity derivatives (see note 35)	(13,657)	—	—
Mark-to-market adjustment for foreign currency derivatives (see note 35)	94	719	6,485
Foreign exchange loss on capital lease obligations and related restricted cash, net	—	—	(5,645)
Financing arrangement fees and other costs	(7,157)	(5,632)	(1,766)
Amortization of deferred financing costs and debt guarantee	(2,459)	(1,120)	(1,900)
Foreign exchange (loss) gain on operations	(1,200)	(1,583)	94
Other	(295)	—	4
	(74,094)	38,219	(13,763)